CondensedStatements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
OPERATING EXPENSES:
Amortization of intangible assets	$ 57,344	$ 57,344	$ 172,033	$ 172,033	$ 229,377	$ 229,377
Research and development expenses	1,344,991	5,700,447	8,042,379	21,046,369	23,100,394	33,299,503
Selling, general and administrative expenses	1,585,869	1,974,264	6,188,703	6,170,883	8,849,814	11,551,568
TOTAL OPERATING EXPENSES	2,988,204	7,732,055	14,403,115	27,389,285	32,179,585	45,080,448
LOSS FROM OPERATIONS	(2,988,204)	(7,732,055)	(14,403,115)	(27,389,285)	(32,179,585)	(45,080,448)
OTHER EXPENSE (INCOME):
Change in fair value of derivative liabilities	(7,290)	(109,003)	(3,771)	(1,799,339)	(1,816,271)	1,437,481
Interest expense	4,998	628,711	327,722	2,453,979	2,893,922	4,300,150
Interest income	(197,494)	(183,933)	(674,087)	(864,186)	(1,136,703)	(562,264)
TOTAL OTHER (INCOME) EXPENSE, NET	(199,786)	335,775	(350,136)	(209,546)	(59,052)	5,175,367
NET LOSS	(2,788,418)	(8,067,830)	(14,052,979)	(27,179,739)	(32,120,533)	(50,255,815)
Deemed dividend related to ratchet adjustment to warrants		886,423	369,465	886,423	886,423
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (2,788,418)	$ (8,954,253)	$ (14,422,444)	$ (28,066,162)	$ (33,006,956)	$ (50,255,815)
NET LOSS PER COMMON SHARE
- Basic	$ (0.15)	$ (2.00)	$ (1.07)	$ (7.04)	$ (7.30)	$ (15.47)
- Diluted	$ (0.15)	$ (2.00)	$ (1.07)	$ (7.04)	$ (7.30)	$ (15.47)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
- Basic	18,507,218	4,480,108	13,503,512	3,986,991	4,518,533	3,248,349
- Diluted	18,507,218	4,480,108	13,503,512	3,986,991	4,518,533	3,248,349
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (2,788,418)	$ (8,954,253)	$ (14,422,444)	$ (28,066,162)	$ (33,006,956)	$ (50,255,815)
Other comprehensive loss
Unrealized gain on available-for-sale investments						176,591
Reclassification of unrealized gains on available-for-sale investments upon settlement				(176,591)	(176,591)
Total other comprehensive loss				(176,591)	(176,591)	176,591
Comprehensive loss	$ (2,788,418)	$ (8,954,253)	$ (14,422,444)	$ (28,242,753)	$ (33,183,547)	$ (50,079,224)